Property, Equipment and Software, Net - Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,626	$ 1,051	$ 1,085
Less: accumulated depreciation and amortization	(591)	(738)	(562)
Property, equipment, and software, net	1,035	313	523
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	866	1,049	1,062
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2	2	$ 23
Internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 758	$ 0